Plan Interest in Master Trust Investment Income (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 30,311,842
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	1,080,174
EBP, Change in Net Asset Available for Benefit Net Income Additions	31,392,016
EBP Plan's interest in Master Trust Investment Income	$ 31,392,016	$ 26,643,109
EBP, Plan's interest in Net Assets of Master Plan's percentage	7.49%	8.37%
EBP, Nonconsolidated, Master Trust [Member]
EBP, Net Asset Available for Benefit [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 389,872,410	$ 210,964,618
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	7,716,030	7,480,197
EBP, Change in Net Asset Available for Benefit Net Income Additions	$ 397,588,440	$ 218,444,815